Stockholder's Equity (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025
Stockholder’s Equity [Abstract]
Schedule of Stock Option Activity

A summary of option activity under the stock plans is presented below:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at September 30, 2025	18,100,000	$1.83	8.21 years	$5,386,000
Granted	-	-
Forfeited	-	-
Outstanding at December 31, 2025	18,100,000	$1.83	7.76 years	$-
Exercisable at December 31, 2025	11,316,667	$1.90	7.53 years	$-

A summary of option activity under the plan is presented below:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at September 30, 2024	12,750,000	$2.15	8.78 years	$-
Granted	5,750,000	1.07
Forfeited	(400,000)	1.75
Outstanding at September 30, 2025	18,100,000	$1.83	8.21 years	$5,386,000
Exercisable at September 30, 2025	9,781,250	$2.02	7.94 years	$1,136,500

Schedule of Warrants Outstanding	The following table summarizes the warrants outstanding at December 31, 2025:
	Exercise price	Number	Expiration Dates
July 2025 Offering Investors	$1.32	6,818,182	July 17, 2030
July 2025 Offering Agent	$1.65	272,727	July 17, 2030
July 2025 Prior Offering Agent	$1.65	477,273	July 17, 2030
September 2025 Offering Investors	$1.84	5,142,858	March 10, 2031
September 2025 Offering Agent	$1.92	205,714	March 10, 2031
September 2025 Prior Offering Agent	$2.1875	360,000	March 10, 2031
December 2025 Offering Investors	$0.0001	15,229,358	None
December 2025 Offering Investors	$1.09	16,513,762	February 28, 2031
December 2025 Placement Offering Agent	$1.3625	1,155,963	December 8, 2030
December 2025 Prior Offering Agent	$1.199	660,550	December 8, 2030
		46,836,387
The following table summarizes the warrants outstanding at September 30, 2025:
	Exercise price	Number	Expiration Dates
July 2025 Offering Investors	$1.32	6,818,182	July 17, 2030
July 2025 Offering Agent	$1.65	272,727	July 17, 2030
July 2025 Prior Offering Agent	$1.65	477,273	July 17, 2030
September 2025 Offering Investors	$1.84	5,142,858	March 10, 2031
September 2025 Offering Agent	$1.92	205,714	March 10, 2031
September 2025 Prior Offering Agent	$2.1875	360,000	March 10, 2031
		13,276,754

Schedule of Common Stock Reserved for Future Issuances

A summary of common stock reserved for future issuances by the Company as of December 31, 2025 is as follows:

Stock plan options outstanding	18,100,000
Restricted stock awards	11,600,000
Stock plan shares available for future grants	15,300,000
Warrants outstanding	46,836,387
Total	91,836,387

A summary of common stock reserved for future issuances by the Company as of September 30, 2025 is as follows:

Stock plan options outstanding	18,100,000
Restricted stock awards	11,600,000
Stock plan shares available for future grants	300,000
Warrants outstanding	13,276,754
Total	43,276,754